UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy, Treasurer Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO STOCKHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

Morgan Creek Global Equity Long/Short Institutional Fund (A Delaware Statutory Trust)
Semi-annual Report to Stockholders (Unaudited)
For the Six Months Ended September 30, 2015

Contents

Letter to Investors	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities	6
Schedule of Investments	7
Statement of Operations	11
Statement of Changes in Net Assets	12
Statement of Cash Flows	14
Notes to Financial Statements	16
Other Information (Unaudited)	27

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors

The Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund” or “GELS”) seeks to generate attractive long-term returns with lower volatility and correlation relative to traditional equity benchmarks. The Fund utilizes a unique Hybrid structure that combines opportunistic allocations, to what we believe to be top-tier investment firms drawn from Morgan Creek’s extensive global network of relationships, and a direct investment portfolio (“Morgan Creek Direct” or “MCD”), that is concentrated in the highest conviction ideas drawn from the overall portfolio. We believe this combination of external managers and internal management provides a significant edge in being able to tactically adjust the portfolio to take advantage of investment opportunities and manage risk. The Investment Process begins with Morgan Creek choosing a cohort of third party managers to express our top investment themes, which currently include: Wealth Transfer to Developing Markets, Growth of the Emerging Markets Consumer, Energy & Natural Resources, Demographics & Healthcare and Abenomics – Japanese Reflation. Once we have established the core manager portfolio to capitalize on our asset allocation views, we create our direct investment portfolio by implementing our proprietary process that selects the highest conviction investment ideas from the underlying managers.

For the six month period ending September 30, 2015, GELS returned (3.4%) vs. (8.2%) for the MSCI World Index after all fees and expenses. The Fund protected capital reasonably well over this period, with down capture of 42%, but participated in more of the downside than we would have liked during September. We believe markets are at an inflection point and that being hedged is critical to generating returns in the coming years. As we make the case below and have previously, the current bull market appears to be in its later stages and with the Federal Reserve signaling its intention to increase interest rates for the first time in almost ten years, volatility such as in August and September is likely to increase in both frequency and intensity in our opinion. We believe GELS is positioned well for a more volatile environment and would expect returns to continue to separate from that of broader equity markets, as evidenced by returns over the trailing 12 months (GELS +6.1% vs. MSCI World -5.1%). The following sections provide more insight on our thinking in this respect and an overall closer look at the last two calendar year quarters since the Fiscal Year 2015 Annual Report.

Second Quarter 2015

GELS outperformed the benchmark MSCI World Index for the fourth consecutive quarter during Q2, gaining +3.9% vs. +0.3%. After an outstanding month in March (GELS +2.9% vs. the MSCI World -1.6%), the Fund got off to a slow start in April, which proved to be a challenging one for equity long/short. According to data from Morgan Stanley1, April 2015 was the second worst month of long/short spread (performance of longs minus shorts) dating back to 2010. GELS was not immune to this and lagged the overall market along with the broader equity long/short universe. The Fund and equity long/short in general rebounded strongly in May, with managers generating their highest month of spread since the start of 2010. This was quite the reversal from April and GELS bounced back even stronger than most long/short managers, gaining +3.3% vs. +1.1% for the median long/short fund and +0.3% for the MSCI World, according to Morgan Stanley. The Fund capped off the second quarter with another strong result in June, returning +0.7% compared to the MSCI World’s (2.3%) loss. During June, negative macro headlines out of China and Greece dominated the financials news and led to panic selling across many markets. There was no safe place to hide during the month, with all major equity indices down meaningfully. GELS was not only able to protect capital, but generated a modestly positive return due to strong gains on the long side in its Healthcare holdings and solid short alpha across the rest of the portfolio.

At the sub-strategy level, Asia was remarkably the largest contributor to performance during the quarter despite the market turmoil in China, which remains a sizeable

[1]	Morgan Stanley Hedge Fund Performance & Positioning Update May 1, 2015.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors (continued)

overweight in the portfolio. The Fund’s only China long/short manager took advantage of the volatility and finished the quarter with solidly positive gains. Another accretive position was the Fund’s private investment in Koudai, which GELS has exposure to directly and indirectly. There was a write-up in the investment as the result of two transactions that occurred in March/April. Koudai’s operating results have thus far exceeded initial expectations and the company continues to execute impressively upon its mobile e-commerce strategy in China. Japan also chipped in within Asia, with each of the Fund’s Japan managers gaining around 4% for the quarter. Not everything worked in the sub-strategy, however, as the addition of New Horizon to give the portfolio direct exposure to India has proven early and the manager fell mid-single digits. We continued to leg into the position and believe we are buying into the current portfolio at an attractive discount to intrinsic value. We also made an ill-timed addition to a Chinese Internet position in the MCD Top 5 portfolio. Fortunately, our stop-loss in the position avoided further losses, as the entire Chinese Internet sector continued to trade off sharply (more on the opportunities we see here later).

The short side of the portfolio, most notably in June, continued to show signs of life in Q2 after being a persistent headwind to managers the last couple of years. At the portfolio level, we took advantage of the market decline in June to cover the tactical hedges in the portfolio at solid gains for the month and added to Horseman Global. We would much rather have exposure to an alpha than beta short and Horseman continues to demonstrate its value add in this respect (the manager is up this year, and has been each of the past three years, despite running its portfolio significantly net short). In addition to some notable winners on the short side amongst GELS’ managers in Energy, GELS benefited from an outsized short winner in the MCD Top 5 portfolio during the quarter. A quote from Horseman’s second quarter letter sums up our attitude about why we think the market is finally turning in the favor of our managers (and us) on the short side, “I always think about short selling as picking the moment of peak delusion just before reality sets in. Peak delusion, so to speak, almost always centers on some key economic variable that typically has been in such a long up cycle that investors have come to believe it is secular rather than cyclical. Dot-com in the late 90s, US housing up to the financial crisis in 2007, peripheral European bonds until 2011 or commodity prices until 2012.”

While Horseman is more macro in their approach to security selection than us and most of our managers, we agree we are at an inflection point in markets and that the rowing going forward for passive and/or long-only investors is getting much more difficult. As we wrote about last quarter, markets appear unsettled by the prospect of U.S. interest rates going up for the first time since 2006, and macro concerns like China, Greece and Puerto Rico are not helping matters. In addition, as 13D Research2 points out, multiple leading technical indicators are warning of the increasing risks in the stock market, such as equal-weighted ETFs lagging their weighted counterparts and small-caps underperforming large-caps. The leadership of the market is also narrowing, which has historically been a reliable contrarian indicator. In the words of long-time and much-respected Merrill Lynch strategist Bob Farrell, “Markets are strongest when they are broad and weakest when they narrow to a handful of blue chip names.”

Case in point is Jim Cramer’s recently minted FANG acronym, which he came up with to illustrate how Facebook, Amazon, Netflix and Google are seemingly the only stocks investors want to buy right now because they are the only ones going up. Mr. Cramer is clearly known for his hyperbole and there are certainly more than four stocks that have been going up, but we cannot help but be reminded of when GRAPPLDU (Google, RIM, Apple and Baidu) entered the investing lexicon back in 2007. Even if this bull market is not on its last legs quite yet, the environment has clearly improved for long AND short investing as dispersion has increased. The threat of higher interest rates is placing more emphasis on nearer-term company fundamentals and understanding these

[2]	13D Research newsletter dated October 15, 2015.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors (continued)

fundamentals through deep research guided by a proven process is what we think is one of GELS’ largest competitive advantages.

Third Quarter 2015

Despite outperforming the benchmark MSCI Word Index’s (8.5%) decline, GELS absolute performance of (7.1%) was disappointing. The Fund held up well during the volatile summer months from June to August (GELS -1.8% vs. the MSCI World -7.2%), but was unable to avoid losses in September, particularly during the latter half of the month. In spite of the Fed’s September 17th decision not to raise rates and dovish remarks from Chair Yellen, equity markets rolled over hard following the announcement. Investors took the news as a sign the Fed was much more worried about a slowdown in international markets, particularly in China, which Chair Yellen even referenced specifically. It is highly unusual for the Fed Chair to comment on international markets, let alone an individual country directly. This spooked investors, as markets normally would have responded favorably to the delay in raising interest rates. Selling pressure grew quickly thereafter and within hedge funds culminated on September 28th when equity long/short managers had their fifth single worst day in nearly six years – the average manager lost (1.3%) according to data from Morgan Stanley.

While only a small consolation in the context of GELS’ (7.1%) drawdown, Q3 marked the Fund’s fifth consecutive quarter of outperformance vs. the MSCI World Index. Since 2013, GELS has outperformed the benchmark 75% of the time on a quarterly basis, including seven of the last eight quarters. In addition, over the past year, GELS’ performance is almost exactly the inverse of the market at +6.1% vs. (5.1%). We think this is interesting because the current market environment reminds us of the 2000 to 2002 period when long/short equity generated positive absolute returns despite the overall bear market.

The third quarter was the worst quarter for global equities since 2011 and declines of the magnitude experienced in the last two months typically only occur during bear markets. Since 1970, the stock market (using data for the S&P 500) has declined in similar amounts about 30 times. Interestingly, all but four of these occurred during bear markets and, notably, two of these exceptions are from the current bull market. Maybe this bull market is indeed different, but we highly doubt it. From the start of the current bull market through the end of Q3, the S&P 500 has gained +183.8% over the course of 79 months, which compares to the average duration and return of bull markets since 1930 of 58 months and +166.0%. Based on these observations, we think the current bull market is on its final legs. From a more fundamental perspective, credit markets, which typically lead equity markets, are also sending worrisome signals. Since the 2014 lows, high yield spreads have widened by about 375 bps, from 225 to 600 over the 10 year Treasury, and almost 100 bps of this widening occurred during September alone. Much of the widening is a result of deteriorating fundamentals in Energy & Natural Resources companies, as operators took advantage of the low interest rate environment post-2008 and high commodity prices to issue and refinance historic amounts of debt. The mere prospect of higher rates in the US, combined with much lower commodity prices and a slowdown in China (the largest demand driver of the 2000 to 2010 commodity boom), has dramatically altered investor perception of these businesses and turned attention to what we believe matters most in times of crisis – cash flow, liquidity and solvency.

This has created some truly exceptional opportunities for GELS’ managers on the short side. Winners during the most recent quarter included an Australian LNG business, a Singapore based commodity trading company, a similarly situated commodity trading company in Europe, a copper producer in Canada and a Natural Gas E&P in the US. The positive attribution from these positions does not show up directly in GELS’ Energy & Natural Resources allocation, which had a difficult Q3, because these positions were sizeable shorts in some of our more opportunistic managers’ short books within the Global Long/Short and Asia sub-strategies. Global Long/Short, as a result, provided a much needed counterbalance to the rest of the portfolio in Q3, returning +2.0%. Similarly, despite the overall Asia sub-strategy declining (6.9%), one of the managers within this

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors (continued)

allocation was roughly flat for the quarter, as losses on the long side were almost fully offset by significant gains on the short side from a handful of winners in commodity companies across Asia.

Unfortunately, Healthcare was anything but defensive during the third quarter, as the S&P 500 Health Care Index fell more than the market. We feel that the sharp selloff in the sector was triggered by a Tweet from Presidential hopeful Hillary Clinton over drug pricing in response to Turing Pharmaceuticals announcing it would raise the price on Daraprim, a drug that has been on the market for more than 50 years, by 5,000%. This was an irresponsible decision by Turing’s inexperienced CEO. The negative attention it naturally attracted hit all therapeutics sub-sectors hard, and in particular specialty pharma platform companies, such HZNP, VRX and AGN, to which GELS has had meaningful exposure for multiple years. We are in the process of reevaluating this exposure, but our initial research shows the market has overreacted. At the same time, it is clear drug pricing will be a key talking point throughout the 2016 election, which is likely to continue to weigh on sentiment in the near-term. But given how divided politics in Washington are, we think there is an extremely low probability any legislation that would substantially impact drug pricing makes any meaningful headway. There has always been a delicate balance between drug development, drug pricing and government intervention and election seasons tends to bring these issues to the fore. GELS has maintained a consistent strategy in the sector focused on innovations that lower costs and improve patient outcomes. Regardless of the direction political winds may blow, this has proven to be a resilient approach to the sector over time, as it is a fundamentally bipartisan stance and not dependent on the fortunes of one party over the other in Washington.

As in Healthcare, we likewise see some great opportunities in Asia despite the high volume of noise at the moment. Valuations within China Internet, in particular, which has been a multi-year theme and winner for the portfolio, look especially attractive following weakness across the entire sector spurred by concerns over slowdown fears in China. While some of this fear is justified and the Chinese economy is slowing down, the services and consumer sides of the economy have proven to be much more resilient and these are the sectors most of the companies within the Chinese Internet sector are most exposed. The KraneShares CSI China Internet ETF, as a proxy, is down over (30%) from its mid-June peak, and the sector is trading at about a 50% discount to US peers on a PE basis despite over 2x higher expected sales growth in 2016. We therefore think a further slowdown in China is already discounted at these prices and that the market underestimates the resiliency of some of these companies’ business models. Tencent, for example, grew revenue at a 73% CAGR from 2008 to 2010 despite a significant slowdown in the Chinese and global economies. In addition to China Internet, we continue to see strong consumer growth in the tourism industry. Japan reported +82% year-over-year growth in foreign tourism in Q3, with Chinese tourists increasing +54% year-over-year and accounting for 47% of total tourist spending. In addition to ownership of some of the leading online travel agencies, which are direct beneficiaries of this trend, our managers are also expressing this theme through ownership of airports and airlines in both China and Japan.

While the Fund had a difficult quarter, we see a number of excellent opportunities, including those touched upon in Healthcare and Asia. The last time GELS experienced a meaningful drawdown like the past few months was in March/April 2014 and the portfolio bounced back quite well over the subsequent 12 months (GELS +17.3% vs. +7.4% for the MSCI World). We are similarly excited about the Fund’s return prospects over the balance of 2015 and throughout 2016. Please let us know if you have any questions or comments.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Letter to Investors (continued)

Note: This letter reflects the views of Morgan Creek at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets. Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

General

This is neither an offer to sell nor a solicitation of an offer to buy interests in any investment fund managed by Morgan Creek Capital Management, LLC or its affiliates, nor shall there be any sale of securities in any state or jurisdiction in which such offer or solicitation or sale would be unlawful prior to registration or qualification under the laws of such state or jurisdiction. Any such offering can be made only at the time a qualified offeree receives a Confidential Private Offering Memorandum and other operative documents which contain significant details with respect to risks and should be carefully read. Neither the Securities and Exchange Commission nor any State securities administrator has passed on or endorsed the merits of any such offerings of these securities, nor is it intended that they will. This document is for informational purposes only and should not be distributed. Securities distributed through Morgan Creek Capital Distributors, Member FINRA/SIPC or through Northern Lights, Member FINRA/SIPC.

Performance Disclosures

There can be no assurance that the investment objectives of any fund managed by Morgan Creek Capital Management, LLC will be achieved. Past performance is not indicative of the performance that any fund managed by Morgan Creek will achieve in the future. In addition, it should be noted that the illustrations are not intended to predict the performance of any specific investment or security. The past performance figures do not represent performance of any MCCM security and there can be no assurance that any MCCM security will achieve the past returns of the illustrative examples.

Forward-Looking Statements

This presentation contains certain statements that may include “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. All statements, other than statements of historical fact, included herein are “forward-looking statements.” Included among “forward-looking statements” are, among other things, statements about our future outlook on opportunities based upon current market conditions. Although the company believes that the expectations reflected in these forward-looking statements are reasonable, they do involve assumptions, risks and uncertainties, and these expectations may prove to be incorrect. Actual results could differ materially from those anticipated in these forward-looking statements as a result of a variety of factors. One should not place undue reliance on these forward-looking statements, which speak only as of the date of this discussion. Other than as required by law, the company does not assume a duty to update these forward-looking statements.

Indices

The index information is included merely to show the general trends in certain markets in the periods indicated and is not intended to imply that the portfolio of any fund managed by Morgan Creek Capital Management, LLC was similar to the indices in composition or element of risk. The indices are unmanaged, not investable, have no expenses and reflect reinvestment of dividends and distributions. Index data is provided for comparative purposes only. A variety of factors may cause an index to be an inaccurate benchmark for a particular portfolio and the index does not necessarily reflect the actual investment strategy of the portfolio.

No Warranty

Morgan Creek Capital Management, LLC does not warrant the accuracy, adequacy, completeness, timeliness or availability of any information provided by non-Morgan Creek sources, including accessibility of unavailable funds.

Risk Summary

Investment objectives are not projections of expected performance or guarantees of anticipated investment results. Actual performance and results may vary substantially from the stated objectives with respect to risks. Investments are speculative and are meant for sophisticated investors. An investor may lose all or a substantial part of its investment in funds managed by Morgan Creek Capital Management, LLC. There are also substantial restrictions on transfers. Certain of the underlying investment managers in which the funds managed by Morgan Creek Capital Management, LLC invest may employ leverage (certain Morgan Creek funds also employ leverage) or short selling, may purchase or sell options or derivatives and may invest in speculative or illiquid securities. Funds of funds have a number of layers of fees and expenses which may offset profits. This is a brief summary of investment risks. Prospective investors should carefully review the risk disclosures contained in the funds’ Confidential Private Offering Memoranda. No investment is risk free; loss of principal is possible. Alternative investments involve specific risks that may be greater than those associated with traditional investments. One should consider the special risks with alternative investments, including limited liquidity, tax considerations, incentive fee structures, potentially speculative investment strategies, and different regularly and reporting requirements. There can be no assurance that any investment will meet its performance objectives or that substantial losses will be avoided.

MSCI World Index — this is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Definition is from Morgan Stanley.

S&P 500 Health Care Index — this index comprises those companies included in the S&P 500 that are classified as members of the GICS® health care sector.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities
September 30, 2015 (in U.S. dollars) (Unaudited)

Assets
Investments in Portfolio Funds, at fair value (cost of $63,137,404)	$82,661,987
Investments in Securities (cost of $20,303,938)	20,254,735
Cash and cash equivalents	18,187,381
Subscriptions to Portfolio Funds made in advance	18,000,000
Due from Portfolio Funds	2,921,306
Receivable for securities sold	166,714
Total assets	$142,192,123

Liabilities
Subscriptions received in advance	$16,570,000
Loan payable	9,816,894
Payable for securities purchased	9,541,240
Accrued expenses and other liabilities	161,804
Due to Advisor	93,723
Management fees payable	66,084
Redemptions payable	60,000
Accrued interest payable	16
Total liabilities	36,309,761

Net assets	$105,882,362

Components of net assets:
Net capital	$102,449,351
Accumulated net investment loss	(18,386,816)
Accumulated net realized gain from investments	2,344,447
Net unrealized appreciation on investments	19,475,380
Net assets	$105,882,362

Net asset value per Share:
89,064.30 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$1,188.83

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments
September 30, 2015 (in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Investments in Portfolio Funds
Asia
Glade Brook Private Investors, LLC
17 shares – Series B	$16,716	$2,460	0.00%	Cayman Islands	1 Year	N/A
Glade Brook Private Investors, LLC
10 shares – Series C	10,434	3,541	0.00	Cayman Islands	1 Year	N/A
Indus Japan Fund, Ltd.
5,051 shares – Class A	5,000,000	5,359,581	5.07	Cayman Islands	Quarterly	12/31/2015
New Horizon Opportunities Fund
20,000 shares – Class B	2,000,000	1,862,255	1.76	Mauritius	Annually	3/31/2016
Private Investors III, LLC
1,500 shares	1,500,000	2,669,698	2.52	United States	0-5 Years	N/A
SR Global Fund Inc. – Japan Portfolio
26,482 shares – Class H	3,578,430	4,055,006	3.83	Cayman Islands	Monthly	10/31/2015
Teng Yue Partners Offshore Fund, L.P.
4,187 shares	4,750,000	8,778,826	8.29	Cayman Islands	Quarterly	12/31/2015
Tybourne Equity (Offshore) Fund
4,214 shares – Series A	4,213,800	4,993,899	4.72	Cayman Islands	Quarterly	12/31/2015
Total Asia	21,069,380	27,725,266	26.19

Energy & Natural Resources
Marianas Fund Ltd.
3,906 shares – Class A	4,000,000	4,305,582	4.07	Cayman Islands	Quarterly	12/31/2015
Whetstone Capital Offshore Fund, Ltd.
4,000 shares	4,000,000	2,873,355	2.71	Cayman Islands	Quarterly	12/31/2015
Total Energy & Natural Resources	8,000,000	7,178,937	6.78

Financials
Samlyn Offshore, Ltd.
47 shares – Class S	47,184	47,184	0.04	Cayman Islands	0-5 Years	N/A
Total Financials	47,184	47,184	0.04

Global Long/Short
Espalier Global Offshore Fund, Ltd.
1,000 shares – Class A	1,000,000	977,501	0.92	Cayman Islands	Quarterly	12/31/2015
Falcon Edge Global Ltd.
39 shares – Class A	39,042	38,652	0.04	Cayman Islands	Quarterly	12/31/2015

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2015 (in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Global Long/Short (continued)
Falcon Edge Global Ltd.
381 shares – Class B	$381,293	$336,718	0.32%	Cayman Islands	Quarterly	12/31/2015
Falcon Edge Global Ltd.
3,301 shares – Class C	3,303,510	4,119,963	3.89	Cayman Islands	Quarterly	12/31/2015
Glade Brook Private Investors VII, LLC
1,108 shares	1,108,058	1,122,211	1.06	United States	0-5 Years	N/A
Horseman Global Fund Ltd.
20,873 shares – Class B	4,250,000	5,365,460	5.07	Cayman Islands	Quarterly	12/31/2015
Hound Partners Offshore Fund, Ltd.
4,779 shares – Class A	4,500,624	6,406,306	6.04	Cayman Islands	Quarterly	12/31/2015
Passport Long Short Fund, Ltd.
4,150 shares – Class B	4,150,000	4,329,264	4.09	British Virgin Islands	Monthly	10/31/2015
Viking Global Equities III, Ltd.
3,227 shares – Class L	2,490,334	4,337,713	4.10	Cayman Islands	Annually	10/31/2015
Total Global Long/Short	21,222,861	27,033,788	25.53

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
1,447 shares – Series A	2,649,285	7,732,470	7.30	Cayman Islands	Quarterly	12/31/2015
Total Healthcare	2,649,285	7,732,470	7.30

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	1,723,010	1.63	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
1,966 shares – Class A	2,250,000	2,599,222	2.45	Cayman Islands	Quarterly	12/31/2015
Tiger Global, Ltd.
8,018 shares – Class C	4,751,312	6,348,069	6.00	Cayman Islands	Monthly	10/31/2015
Tiger Global, Ltd.
6,025 shares – Class E	1,397,382	2,274,041	2.15	Cayman Islands	Monthly	10/31/2015
Total Technology	10,148,694	12,944,342	12.23

Total Investments in Portfolio Funds	$63,137,404	$82,661,987	78.07%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2015 (in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Investments in Securities
Common Stocks
Global Opportunistic
Allergan PLC (f/k/a Actavis PLC)*
3,327 shares	$901,144	$904,312	0.85%	United States
Amazon.com, Inc.*
1,702 shares	884,565	871,237	0.82	United States
CF Industries Holdings, Inc.*
19,296 shares	1,001,616	866,390	0.82	United States
Charter Communication, Inc.*
5,080 shares	804,719	893,318	0.84	United States
Energy Transfer Equity L.P.*
45,626 shares	1,061,833	949,477	0.90	United States
Facebook, Inc. – Class A*
9,711 shares	893,602	873,019	0.82	United States
Flamel Technologies*
54,578 shares	811,090	890,167	0.84	United States
Fleetcor Technologies, Inc.*
6,047 shares	740,872	832,188	0.79	United States
Google Inc. – Class A*
1,361 shares	843,106	868,822	0.82	United States
Heron Therapeutics, Inc.*
12,412 shares	291,778	302,853	0.29	United States
Horizon Pharma, PLC*
50,458 shares	832,443	1,000,078	0.94	United States
JD.com
34,799 shares	1,020,432	906,862	0.86	United States
Liberty Global PLC – Class C*
21,340 shares	871,290	875,367	0.83	United States
Mastercard, Inc. – Class A
9,676 shares	749,541	872,001	0.82	United States
Netflix.com, Inc.*
8,607 shares	951,919	888,759	0.84	United States
Penntex Midstream Partners L.P.*
52,190 shares	916,899	838,171	0.79	United States
Priceline Group, Inc.
717 shares	864,467	886,829	0.84	United States

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	9

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2015 (in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stocks (continued)
Qihoo 360 Technology Co. Ltd.*
18,861 shares	$1,087,778	$902,122	0.85%	United States
Sony Corp ADR*
51,335 shares	1,256,356	1,257,706	1.20	United States
Spirit AeroSystems Holdings, Inc. – Class A*
18,029 shares	805,695	871,522	0.82	United States
Tencent Holdings Limited
52,326 shares	982,628	883,263	0.83	United States
Valeant Pharmaceuticals International, Inc.*
5,138 shares	736,509	916,516	0.87	United States
Vipshop Holdings Limited*
53,795 shares	993,656	903,756	0.85	United States
Total Common Stocks	20,303,938	20,254,735	19.13

Total Investments	$83,441,342	$102,916,722	97.20%

Other Assets, less Liabilities		2,965,640	2.80
Total Net Assets		$105,882,362	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.

(3)

Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2015 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

*	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	10

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations
For the Six Months Ended September 30, 2015 (in U.S. dollars) (Unaudited)

Investment income
Dividends	$2,835

Expenses
Management fees	515,692
Administration fees	144,786
Legal fees	65,761
Audit fees	40,500
Transfer agent fees	34,067
Interest expense on Securities sold short	29,324
Trustees’ fees	21,000
Interest expense	19,933
Insurance fees	18,891
Consultancy fees	15,000
Dividend expense	9,659
Other fees	73,743
Total expenses before management fee reduction	988,356

Repayment of expense reimbursement	190,541
Management fee reduction	(386,891)
Net expenses	792,006

Net investment loss	(789,171)

Realized and unrealized loss from investments in Portfolio Funds and Securities
Net realized gain from investments in Portfolio Funds	789,931
Net realized gain from investments in Securities	569,408
Net realized gain on Securities sold short	475,879
Net change in unrealized depreciation on investments in Portfolio Funds	(2,010,323)
Net change in unrealized depreciation on investments in Securities	(3,091,001)
Net change in unrealized appreciation on Securities sold short	5,068
Net realized and unrealized loss from investments in Portfolio Funds and Securities	(3,261,038)

Net decrease in net assets resulting from operations	$(4,050,209)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	11

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets
(in U.S. dollars) (Unaudited)

For the Year Ended March 31, 2015

Increase in net assets resulting from operations:
Net investment income	$382,253
Net realized gain from investments in Portfolio Funds	1,137,635
Net realized gain from investments in Securities	1,228,713
Net realized loss from investment in Global Equity Long/Short Master Fund	(415,859)
Net realized gain on Securities sold short	2,448
Net change in unrealized appreciation on investments in Portfolio Funds	6,066,535
Net change in unrealized appreciation on investments in Securities	960,168
Net change in unrealized depreciation from investment in Global Equity Long/Short Master Fund	(417,742)
Net change in unrealized depreciation on Securities sold short	(5,068)
Net increase in assets resulting from operations	8,939,083

Distributions to Shareholders from/in excess of:
Net investment income	(3,372,048)

Capital share transactions:
Subscriptions (representing 13,333.60 Shares)	15,567,714
Redemptions (representing 213.50 Shares)	(248,996)
Distributions reinvested (representing 2,890.75 Shares)	3,372,048
Capital transfers due to De-Spoking (representing 54,165.23 Shares)	62,787,899
Net increase in net assets resulting from capital share transactions	81,478,665

Net increase in net assets	87,045,700

Net assets
Beginning of year (representing 6,833.33 Shares)	7,733,030
End of year (representing 77,009.41 Shares)	$94,778,730

Accumulated net investment loss	$(17,597,645)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	12

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (continued)
(in U.S. dollars) (Unaudited)

For the Six Months Ended September 30, 2015

Decrease in net assets resulting from operations:
Net investment loss	$(789,171)
Net realized gain from investments in Portfolio Funds	789,931
Net realized gain from investments in Securities	569,408
Net realized gain on Securities sold short	475,879
Net change in unrealized depreciation on investments in Portfolio Funds	(2,010,323)
Net change in unrealized depreciation on investments in Securities	(3,091,001)
Net change in unrealized appreciation on Securities sold short	5,068
Net decrease in net assets resulting from operations	(4,050,209)

Capital share transactions:
Subscriptions (representing 12,105.49 Shares)	15,214,000
Redemptions (representing 50.60 Shares)	(60,159)
Net increase in net assets resulting from capital share transactions	15,153,841

Net increase in net assets	11,103,632

Net assets
Beginning of period (representing 77,009.41 Shares)	94,778,730
End of period (representing 89,064.30 Shares)	$105,882,362

Accumulated net investment loss	$(18,386,816)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	13

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows
For the Six Months Ended September 30, 2015 (in U.S. dollars) (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(4,050,209)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investment in Portfolio Funds	(18,084,598)
Purchases of investments in Securities	(15,305,808)
Repurchases of Securities sold short	(2,869,737)
Proceeds from sales of investments in Portfolio Funds	7,500,229
Proceeds from sales of investments in Securities	23,001,747
Proceeds from Securities sold short	2,760,161
Net realized gain from investments in Portfolio Funds	(789,931)
Net realized gain from investments in Securities	(569,408)
Net realized gain on Securities sold short	(475,879)
Net change in unrealized depreciation on investments in Portfolio Funds	2,010,323
Net change in unrealized depreciation on investments in Securities	3,091,001
Net change in unrealized appreciation on Securities sold short	(5,068)
Changes in operating assets and liabilities:
Increase in subscriptions to Portfolio Funds made in advance	(14,100,000)
Increase in due from Portfolio Funds	(2,921,306)
Decrease in prepaid assets	18,891
Decrease in dividends receivable	3,157
Decrease in accrued expenses and other liabilities	(10,863)
Increase in due to advisor	15,883
Increase in management fees payable	9,176
Decrease in accrued interest payable	(152)
Net cash used in operating activities	(20,772,391)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	14

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (continued)
For the Six Months Ended September 30, 2015 (in U.S. dollars) (Unaudited)

Cash flows from financing activities:
Proceeds from advances on line of credit	$16,333,443
Repayment of advances on line of credit	(9,035,803)
Subscriptions (net of change in subscriptions received in advance of $15,410,000)	30,624,000
Redemptions (net of change in redemptions payable of $56,393)	(3,766)
Net cash provided by financing activities	37,917,874

Net increase in cash and cash equivalents	17,145,483

Cash and cash equivalents
Beginning of period	1,041,898
End of period	$18,187,381

Supplemental disclosure of cash flow information:
Interest paid	$49,409

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

morgan creek capital management, llc | Semi-annual report to stockholders	15

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
September 30, 2015 (Unaudited)

1.	Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), exchange traded funds, and common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor also serves as the investment adviser to Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Fund”). The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board” or each separately a “Trustee”).

The Board has overall responsibility for overseeing the Fund’s investment program and its management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

Investors in the Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

Investments in the Fund generally may be made only by U.S. investment companies or other investment vehicles that are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Fund may decline to accept any investment in its discretion. The Board (or its designated agent) may admit Shareholders to the Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the net asset value (“NAV”) per Share of the Fund.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder. In the event of a tender for redemption, the Fund, subject to the terms of the Trust Instrument and the Fund’s ability to liquidate sufficient Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Fund investments, or as a combination of cash and in-kind distribution of Fund investments. Shares will be redeemed at the NAV per Share of the Fund.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund is an investment company in accordance with ASC 946 “Investment Companies” for the purpose of financial reporting.

Investment in the Fund

The Fund is offered on a continuous basis through Morgan Creek Capital Distributors, LLC (the “Distributor”) (formerly known as “Town Hall Capital, LLC”), an affiliate of the Advisor. The initial closing date (“Initial Closing Date”) for the public offering of shares (“Shares”) was October 3, 2011. Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Fund’s then current net asset value (“NAV”) per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Valuation of Portfolio Funds and Securities

The Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Advisor. The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

The Board has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds and common stocks, that are listed on a national securities exchange at their closing price on the last business day of the period.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Securities Sold Short

Securities sold short represent obligations of the Fund to deliver the specified security at the future price and, thereby, create a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk since the Fund’s satisfaction of the obligations may exceed the amount recognized in the Statement of Assets and Liabilities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and time deposit with an original maturity of 90 days or less, and are carried at cost, which approximated fair value.

Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation (depreciation) from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation (depreciation) on investments.

Investment transactions in Portfolio Funds and Securities are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Fund’s and Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on average cost basis.

Income Taxation

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Portfolio Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2015. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of September 30, 2015, all tax years remain subject to examination.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

Distribution of Income and Gains

The Fund declares and pays dividends annually from its net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

In May 2015, the FASB issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), as an amendment to ASC 820. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

its equivalent) practical expedient, as the Fund does for its investments in Portfolio Funds. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to measure the fair value.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Advisor has reviewed the requirements of the ASU and determined that early adoption of this ASU would be applied to the relevant disclosures of the Fund.

Total Investments in Portfolio Funds Measured at NAV	$82,661,987

All of the Fund’s investments in Securities have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments in Securities carried at fair value:

	Assets at Fair Value as of September 30, 2015
	Level 1	Level 2	Level 3	Total
Investments
Securities
Common Stock - Global Opportunistic	$20,254,735	$—	$—	$20,254,735
Total Investments	$20,254,735	$—	$—	$20,254,735

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

There were no changes in valuation technique and no other transfers between the levels of the fair value hierarchy during the reporting period.

4.	Investments in Portfolio Funds and Securities

The Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2015, the Fund was invested in twenty-one Portfolio Funds. All Portfolio Funds in which the Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities.

The Managers of substantially all Portfolio Funds receive an annual management fee from 1% to 2% of the Portfolio Fund’s NAV of the respective Portfolio Funds. Management of the Portfolio Funds also receive performance allocations from 15% to 20% of the Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the six months ended September 30, 2015, aggregate purchases and proceeds from sales of investments in Portfolio Funds and Securities were $42,931,646 and $27,652,553, respectively.

For the six months ended September 30, 2015, aggregate repurchases of and proceeds from Securities sold short were $2,869,737 and $2,760,161, respectively.

5.	Offering of Shares

The Fund’s Share activities for the six months ended September 30, 2015 were as follows:

Balance as of April 1, 2015	Subscriptions	Redemptions	Balance as of September 30, 2015
77,009.41	12,105.49	(50.60)	89,064.30

6.	Management Fee, Related Party Transactions and Other

The Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Fund payable to the Advisor, and administration fees, custody fees, and transfer agent fees payable to State Street.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Fund’s NAV. The Advisor has voluntarily reduced the management fee to 0.25% of the Fund’s NAV from July 1, 2013 to December 31, 2015. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Fund. For the six months ended September 30, 2015, the Fund incurred management fees of $515,692, of which $386,891 was reduced by the Advisor and $66,084 was payable to the Advisor as of September 30, 2015.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

The Fund has entered into an Expense Limitation Agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35%, excluding amortization of acquired fund fees and expenses, of the Fund’s average net assets until July 31, 2024. Expenses borne by the Advisor are subject to reimbursement by the Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Fund at any time if it would result in its covered expenses exceeding the Expense Cap. Expenses covered by the Expense Cap include all of the Fund’s expenses other than (i) Acquired Fund Fees and Expenses, (ii) any taxes paid by the Fund, (iii) expenses incurred directly or indirectly by the Fund as a result of expenses incurred by a Portfolio Fund, (iv) dividends on short sales, if any, and (v) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses).

If, in any month during which the Investment Management Agreement is in effect, the estimated annualized total covered operating expenses for the Fund are less than the 1.35% Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund of the previously reimbursed expenses to the extent that the Fund’s annualized total operating expenses plus the amount so reimbursed does not exceed, for such month, the 1.35% Expense Limitation. The Advisor will be entitled to reimbursement of all Investment Management Fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation during the previous thirty-six months. During the six months ended September 30, 2015, the Fund was required to repay the Advisor $190,541.

State Street provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Fund’s monthly NAV for these services.

State Street also serves as the Fund’s Custodian and Transfer Agent. State Street is entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Fund’s behalf. For the six months ended September 30, 2015, the Fund incurred transfer agent fees of $34,067, of which $5,829 were payable as of September 30, 2015.

7.	Credit Agreement

The Fund has entered into a credit agreement with Credit Suisse International that bears interest at LIBOR plus 1.90%. The average LIBOR rate for the six months ended September 30, 2015 was 0.30%. The maximum aggregate principal amount of credit that may be extended to the Fund at any time is $10,000,000 (the “Credit Limit”). The Fund also pays a fee equal to 0.80% of the Credit Limit less any outstanding principal amounts (the “Credit Line Fee”). The credit agreement is set to expire on December 1, 2015. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. During the six months ended September 30, 2015, the Credit Line Fee was $33,364. The average borrowings outstanding for the six months ended September 30, 2015 were $2,722,241. As of September 30, 2015, the Fund had outstanding borrowings of $9,816,894. The Credit Facility is collateralized by all Portfolio Fund investments of the Fund.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

8.	Risks and Contingencies

The Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Fund.

Although the Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of September 30, 2015, the Cayman Fund maintains a significant holding in the Fund which represents 63.24% of the Fund’s NAV.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks pursuant to the Trust Instrument. The Fund’s risk of loss in each Portfolio Fund is limited to the value of the Fund’s interest in each Portfolio Fund as reported by the Fund.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

9.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Financial Highlights

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Shareholders for the six months ended September 30, 2015, the year ended March 31, 2015, 2014, 2013 and for the period from October 3, 2011 (commencement of operations) through March 31, 2012:

Per Share operating performance:	Six months ended September 30, 2015	2015	2014	2013	2012
Net asset value per Share, beginning of year/period	$1,230.74	$1,131.66	$1,014.96	$1,013.44	$1,000.00

Net investment income (loss) (b)	(9.68)	7.32	146.67	73.91	18.83
Net realized and unrealized gain (loss) from investments in Portfolio Funds and Securities	(32.23)	138.27	102.76	(29.37)	29.40
Net increase (decrease) resulting from operations	(41.91)	145.59	249.43	44.54	48.23

Distributions paid from (in excess of)
Net investment income	—	(46.51)	(132.73)	(43.02)	(34.79)

Net asset value per Share, end of year/period	$1,188.83	$1,230.74	$1,131.66	$1,014.96	$1,013.44

Total return (c)	(3.41%)	13.09%	24.99%	4.55%	4.96%

Ratio of total expenses to average net assets (d)(h)(i)	1.94%	1.95%	3.10%	21.37%	176.99%

Ratio of total expenses after expense reimbursement and management fee reduction (d)(e)(i)	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets (f)(j)	(1.55%)	0.62%	13.32%	7.36%	1.87%

Portfolio turnover (g)	28.00%	43.62%	71.64%	40.01%	27.73%

Net assets, end of year/period (in 000’s)	$105,882	$94,779	$7,733	$2,390	$166

(a)

Average net assets is calculated using the average net asset value of the Fund at the end of each month throughout the year. The impact of the De-Spoking Transaction is included in the net asset value of the Fund at June 30, 2014.

(b)	Calculated based on the average Shares outstanding methodology.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015 (Unaudited)

(c)

Total return assumes a subscription of a Share in the Fund at the beginning of the year/period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions during the period, incurred when subscribing to the Fund. Total return is not annualized for periods less than twelve months.

(d)

The ratio for the year ended March 31, 2015 includes expenses of the Fund prior to July 1, 2014 and does not include expenses of the Global Equity Long/Short Master Fund. Ratio is annualized for periods less than twelve months.

(e)	The Fund did not have management fee reduction prior to July 1, 2014. Ratio is annualized for periods less than twelve months.

(f)

The ratio for the year ended March 31, 2015 includes income and expenses of the Fund prior to July 1, 2014 and does not include expenses of the Global Equity Long/Short Master Fund. Ratio is annualized for periods less than twelve months.

(g)	The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

(h)	Represents a percentage of expenses reimbursed per the prospectus.

(i)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(j)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

11.	Subsequent Events

Management has determined that there are no material events requiring additional disclosures in the financial statements through this date.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Fund voted proxies relating to Portfolio Funds during the most recent period ended September 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

morgan creek capital management, llc | Semi-annual report to stockholders	27

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Joshua Tilley

Officers

Mark B. Vannoy

Taylor Thurman

David K. James

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

100 N. Tryon Street, Suite 3800

Charlotte, NC 28202

Legal Counsel

Seward & Kissel LLP

901 K Street N.W., Suite 800

Washington, D.C. 20001

morgan creek capital management, llc | Semi-annual report to stockholders	29

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Institutional Fund’s Board, where those changes were implemented after the Institutional Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Institutional Fund’s principal executive and principal financial officers have concluded that the Institutional Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act provide reasonable assurances that material information relating to the Institutional Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee
Date:	December 2, 2015

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer
Date:	December 2, 2015